INVESTMENT SECURITIES	12 Months Ended
Dec. 31, 2012
INVESTMENT SECURITIES [Abstract]
INVESTMENT SECURITIES
NOTE 4—INVESTMENT SECURITIES

The amortized cost, gross unrealized gains and losses, and fair value of the Company's investment securities, are summarized as follows:

	At December 31, 2012
		Gross	Gross
	Amortized	unrealized	unrealized	Fair
	cost	gains	losses	value
	(in thousands)
Available for sale
State and political subdivisions	$55,254	$4,360	$(4)	$59,610
Residential mortgage-backed securities isued by quasi-governmental agencies	41,265	1,409	—	42,674
Total investment securities available for sale	96,519	5,769	(4)	102,284

Held to maturity
Residential mortgage-backed securities issued by quasi-governmental agencies	1,965	306	—	2,271
Total investment securities	$98,484	$6,075	$(4)	$104,555

	At December 31, 2011
		Gross	Gross
	Amortized	unrealized	unrealized	Fair
	cost	gains	losses	value
	(in thousands)
Available for sale
U.S. Government and federal agencies	$2,995	$35	$—	$3,030
State and political subdivisions	51,287	3,804	—	55,091
Residential mortgage-backed securities issued by quasi-governmental agencies	45,969	1,525	—	47,494
Residential mortgage-backed securities privately issued	8,723	195	(30)	8,888
Total investment securities available for sale	108,974	5,559	(30)	114,503

Held to maturity
Residential mortgage-backed securities issued by quasi-governmental agencies	2,588	340	—	2,928
Total investment securities	$111,562	$5,899	$(30)	$117,431

Gross realized gains were $112,000 and $760,000 for the years ended December 31, 2012 and 2011, respectively. These gains resulted from the sale proceeds of investment and mortgage-backed securities available for sale of $2.7 million and $10.7 million for the years ended December 31, 2012 and 2011, respectively. Gross realized losses for the year ended were $27,000, which resulted from the sale proceeds of mortgage-backed securities available for sale of $1.1 million for the year ended December 31, 2012. There were no gross losses resulting from security sales for the year ended December 31, 2011.

The amortized cost and fair value of investment securities by contractual maturity and mortgage-backed securities are shown below.

	At December 31, 2012
	Available for sale		Held to maturity
	Amortized	Fair	Amortized	Fair
	cost	value	cost	value
	(in thousands)
Investment securities
Due in one year or less	$602	$608	$—	$—
Due after one year through five years	9,514	10,040	—	—
Due after five years through ten years	25,154	26,848	—	—
Due after ten years	19,984	22,114	—	—
	55,254	59,610	—	—

Mortgage-backed securities	41,265	42,674	1,965	2,271
Total investment securities	$96,519	$102,284	$1,965	$2,271

Investment securities having an aggregate amortized cost of approximately $7.0 million and $7.1 million were pledged to secure public deposits at December 31, 2012 and 2011, respectively.

There were no securities held other than U.S. Government and agencies from a single issuer that represented more than 10% of stockholders' equity at year end.

The Company also holds stock in the FHLB totaling $5.4 million and $7.7 million as of December 31, 2012 and 2011, respectively. The Company is required to maintain a minimum amount of FHLB stock as determined by its borrowing levels and amount of eligible assets. At December 31, 2012 the Company was required to hold $4.1 million in FHLB stock. FHLB stock can only be repurchased by the FHLB or sold to another member, and all sales must be at par. The Company holds FHLB stock as a long term investment based on the ultimate recoverability of the par value. The Company evaluates potential impairment of its investment in FHLB stock quarterly and considers the following: 1) the magnitude and direction of the change in the net assets of the FHLB as compared to the capital stock amount and the duration of this condition, 2) the ability of the FHLB to make payments required by law or regulation and the level of such payments in relation to the operating performance of the FHLB, 3) the impact of regulatory changes on the FHLB and on its members and 4) the liquidity position of the FHLB. Redemptions of FHLB stock totaled $2.2 million and $1.7 million for the years ended December 31, 2012 and 2011, respectively. After evaluating these factors the Company has concluded that the par value of its investment in FHLB stock is recoverable and no impairment has been recorded during the year ended December 31, 2012 or 2011.

The table below indicates the length of time individual securities, both held to maturity and available for sale, have been in a continuous unrealized loss position at December 31, 2012:

	Number	Less than 12 months		12 months or longer		Total
Description of Securities	of Securities	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
	(dollars in thousands)
State and political subdivisions	1	$617	$(4)	$—	$—	$617	$(4)
Total temporarily impaired securities	1	$617	$(4)	$—	$—	$617	$(4)

The table below indicates the length of time individual securities, both held to maturity and available for sale, have been in a continuous unrealized loss position at December 31, 2011:

	Number	Less than 12 months		12 months or longer		Total
Description of Securities	of Securities	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
	(dollars in thousands)
Residential mortgage-backed securities privately issued	2	$3,442	$(30)	$—	$—	$3,442	$(30)
Total temporarily impaired securities	2	$3,442	$(30)	$—	$—	$3,442	$(30)

The Company evaluates debt securities on a quarterly basis to determine whether OTTI exists. Unrealized losses primarily relate to interest rate fluctuations and not credit concerns. The Company does not intend to sell these securities and it is not more likely than not that it will be required to sell these securities. Accordingly, unrealized losses at December 31, 2012 and 2011 are not considered other-than-temporary and are therefore reflected in other comprehensive income.